Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

Property, plant and equipment consisted of the following:

December 31, 2018	Gross Cost	Accumulated Depreciation	Net Cost
Land	79	—	79
Buildings	902	(487)	415
Facilities & leasehold improvements	3,170	(2,748)	422
Machinery and equipment	14,882	(12,582)	2,300
Computer and R&D equipment	381	(334)	47
Other tangible assets	123	(93)	30
Construction in progress	202	—	202

Total	19,739	(16,244)	3,495

December 31, 2017	Gross Cost	Accumulated Depreciation	Net Cost
Land	81	—	81
Buildings	891	(479)	412
Facilities & leasehold improvements	3,074	(2,782)	292
Machinery and equipment	14,529	(12,569)	1,960
Computer and R&D equipment	397	(351)	46
Other tangible assets	118	(99)	19
Construction in progress	284	—	284

Total	19,374	(16,280)	3,094